Convertible Preference Shares of Subsidiary (Detail) - Series B CPS Fair values estimated based on the following assumptions	0 Months Ended		3 Months Ended		0 Months Ended
	May 27, 2011	Dec. 07, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Series B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member]	Mar. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B CPS [Member] Convertible Preferred Stock [Member]
Risk-free interest rate			0.10%	0.25%	0.13%	0.16%	0.27%	0.28%
Expected remaining term	3 years 6 months	5 years	1 year 240 days	2 years 240 days	295 days	1 year	1 year 222 days	1 year 295 days
Expected volatility			131.11%	94.40%	130.91%	125.53%	90.76%	81.69%
Dividend yield			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%